DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Contract Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current liabilities [abstract]
Contract liabilities	$ 129,578	$ 0	[1]
Non Current liabilities [abstract]
Contract liabilities	1,469,051	0	[1]
Revenue recognized from contracts with customers	118,820
IFRS 15 [Member]
Current liabilities [abstract]
Contract liabilities		216,820
Non Current liabilities [abstract]
Contract liabilities		1,535,140
Natural Gas Transportation [Member]
Current liabilities [abstract]
Contract liabilities	67,978
Non Current liabilities [abstract]
Contract liabilities	1,198,855
Natural Gas Transportation [Member] | IFRS 15 [Member]
Current liabilities [abstract]
Contract liabilities		101,990
Non Current liabilities [abstract]
Contract liabilities		1,257,599
Production and Commercialization of Liquids [Member]
Current liabilities [abstract]
Contract liabilities	25,514
Non Current liabilities [abstract]
Contract liabilities	255,075
Production and Commercialization of Liquids [Member] | IFRS 15 [Member]
Current liabilities [abstract]
Contract liabilities		14,546
Non Current liabilities [abstract]
Contract liabilities		269,614
Other Services [Member]
Current liabilities [abstract]
Contract liabilities	2,018
Non Current liabilities [abstract]
Contract liabilities	15,121
Other Services [Member] | IFRS 15 [Member]
Current liabilities [abstract]
Contract liabilities		11,888
Non Current liabilities [abstract]
Contract liabilities		7,927
UT [Member]
Current liabilities [abstract]
Contract liabilities	34,068
Non Current liabilities [abstract]
Contract liabilities	$ 0
UT [Member] | IFRS 15 [Member]
Current liabilities [abstract]
Contract liabilities		88,396
Non Current liabilities [abstract]
Contract liabilities		$ 0

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)